Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Paid In Capital [Member]	Non Controlling Interest [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Sep. 30, 2016	$ 267,513	$ 3,000	$ 9,136,631	$ (48,367)	$ (12,288,586)		$ (2,930,078)
Balance, shares at Sep. 30, 2016	267,513,362	3,000,000
Common stock issued for repayment of convertible note	$ 623,255		(555,867)				67,388
Common stock issued for repayment of convertible note, shares	623,254,614
Preference Share B Issued for Consideration at $0.001 per share		$ 20,000					20,000
Preference Share B Issued for Consideration at $0.001 per share, shares		20,000,000
Common stock 1:25 split	$ (886,808)		886,808
Common stock 1:25 split, shares	(886,808,435)
Exchange rate variation							(1)
Net Income (Loss)				(25,903)	(956,730)		(982,663)
Balance at Sep. 30, 2017	$ 3,960	$ 23,000	9,467,573	(74,541)	(13,245,316)		(3,825,324)
Balance, shares at Sep. 30, 2017	3,959,541	23,000,000
Common stock issued for repayment of convertible note	$ 439,395		(120,056)				319,339
Common stock issued for repayment of convertible note, shares	439,395,000
Exchange rate variation
Class B Preferred stock issued for repayment of back salary (29.11.16) adjustment			145,000				145,000
Write back accruals			350,000				350,000
Net Income (Loss)				(31,388)	45,589		14,201
Balance at Sep. 30, 2018	$ 443,355	$ 23,000	9,842,517	(105,929)	(13,199,727)		(2,996,784)
Balance, shares at Sep. 30, 2018	443,354,541	23,000,000
Exchange rate variation				1			1
Net Income (Loss)				(3,066)	(93,425)		(96,491)
Balance at Dec. 31, 2018	$ 443,355	$ 23,000	9,842,517	(108,994)	(13,293,152)		(3,093,274)
Balance, shares at Dec. 31, 2018	443,354,541	23,000,000
Balance at Sep. 30, 2018	$ 443,355	$ 23,000	9,842,517	(105,929)	(13,199,727)		(2,996,784)
Balance, shares at Sep. 30, 2018	443,354,541	23,000,000
Net Income (Loss)							(394,080)
Balance at Jun. 30, 2019	$ 443,355	$ 23,000	9,842,517	(119,701)	(13,582,473)		(3,393,302)
Balance, shares at Jun. 30, 2019	443,354,541	23,000,000
Balance at Dec. 31, 2018	$ 443,355	$ 23,000	9,842,517	(108,994)	(13,293,152)		(3,093,274)
Balance, shares at Dec. 31, 2018	443,354,541	23,000,000
Exchange rate variation				(1)	1		1
Net Income (Loss)				(6,910)	(151,946)		(158,856)
Balance at Mar. 31, 2019	$ 443,355	$ 23,000	9,842,517	(115,905)	(13,445,097)		(3,252,130)
Balance, shares at Mar. 31, 2019	443,354,541	23,000,000
Exchange rate variation
Net Income (Loss)				(3,796)	(137,376)		(141,172)
Balance at Jun. 30, 2019	$ 443,355	$ 23,000	$ 9,842,517	$ (119,701)	$ (13,582,473)		$ (3,393,302)
Balance, shares at Jun. 30, 2019	443,354,541	23,000,000